Taxes Other Than Income Tax: Schedule of Futre Land Operating Lease Payments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Futre Land Operating Lease Payments:
Schedule of Futre Land Operating Lease Payments
Year of payment	Operating lease payments
2012	21,860
2013	18,112
2014	16,534
2015	16,191
2016	15,684
Thereafter	299,012
Total land operating lease payments	387,393